Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Debt Summarized by Interest Rates and Currencies
As of December 31, 2022 and 2021, CEMEX´s consolidated debt summarized by interest rates and currencies, was as follows:

	2022			2021
	Current	Non-current	Total 1, 2	Current	Non-current	Total 1, 2
Floating rate debt	$—	1,750	1,750	$27	896	923
Fixed rate debt	51	5,170	5,221	46	6,410	6,456

	$51	6,920	6,971	$73	7,306	7,379

Effective rate 3
Floating rate	3.2%	4.6%		2.7%	2.6%
Fixed rate	5.1%	5.3%		5.2%	4.8%

	2022				2021
Currency	Current	Non-current	Total	Effective rate 3	Current	Non-current	Total	Effective rate 3
Dollars	$5	5,511	5,516	5.7%	$6	6,375	6,381	4.4%
Euros	2	962	964	3.3%	1	453	454	3.1%
Pesos	—	267	267	12.2%	—	254	254	7.2%
Philippine Pesos	8	139	147	5.4%	66	109	175	4.4%
Other currencies	36	41	77	4.3%	—	115	115	4.1%

	$51	6,920	6,971		$73	7,306	7,379

1	As of December 31, 2022 and 2021, from total debt of $6,971 and $7,379, respectively, 94% was held in the Parent Company and 6% in subsidiaries of the Parent Company, in both periods.
2
As of December 31, 2022 and 2021, cumulative discounts, fees and other direct costs incurred in CEMEX’s outstanding debt borrowings and the issuance of notes payable (jointly “Issuance Costs”) for $45 and $53, respectively, are presented reducing debt balances and are amortized to financial expense over the maturity of the related debt instruments under the effective interest rate method.

3	In 2022 and 2021, represents the weighted-average nominal interest rate of the related debt agreements determined at the end of each period.

Summary of Consolidated Debt by Type of Instrument
As of December 31, 2022 and 2021, CEMEX´s consolidated debt summarized by type of instrument, was as follows:

2022	Current	Non-current	2021	Current	Non-current
Bank loans			Bank loans
Loans in foreign countries, 2024 to 2025	$43	184	Loans in foreign countries, 2023 to 2024	$—	289
Syndicated loans, 2024 to 2026	—	2,578	Syndicated loans, 2023 to 2026	—	1,728

	43	2,762		—	2,017

Notes payable			Notes payable
Medium-term notes, 2024 to 2031	—	3,988	Medium-term notes, 2024 to 2031	—	5,179
Other notes payable, 2022 to 2027	6	172	Other notes payable, 2022 to 2027	5	178

	6	4,160		5	5,357

Total bank loans and notes payable	49	6,922	Total bank loans and notes payable	5	7,374
Current maturities	2	(2)	Current maturities	68	(68)

	$51	6,920		$73	7,306

Summary of Changes in Consolidated Debt
Changes in consolidated debt for the years ended December 31, 2022, 2021 and 2020 were as follows:

	2022	2021	2020
Debt at beginning of year	$7,379	9,339	9,365
Proceeds from new debt instruments	2,006	3,960	4,210
Debt repayments	(2,420)	(5,897)	(4,572)
Foreign currency translation and accretion effects	6	(23)	336

Debt at end of year	$6,971	7,379	9,339

Summary of Non-Current Notes Payable
As of December 31, 2022 and 2021,
non-current
notes payable for $4,160 and $5,357, respectively, were detailed as follows:

Description	Date of issuance	Issuer 1	Currency	Principal amount	Rate	Maturity date	Redeemed amount 2 $	Outstanding amount 2 $	2022	2021
July 2031 Notes 3	12/Jan/21	CEMEX, S.A.B. de C.V.	Dollar	1,750	3.875%	11/Jul/31	(642)	1,108	$1,102	1,741
September 2030 Notes 3	17/Sep/20	CEMEX, S.A.B. de C.V.	Dollar	1,000	5.2%	17/Sep/30	(283)	717	714	995
November 2029 Notes 3	19/Nov/19	CEMEX, S.A.B. de C.V.	Dollar	1,000	5.45%	19/Nov/29	(247)	753	749	994
June 2027 Notes	05/Jun/20	CEMEX, S.A.B. de C.V.	Dollar	1,000	7.375%	05/Jun/27	—	1,000	996	995
March 2026 Notes	19/Mar/19	CEMEX, S.A.B. de C.V.	Euro	400	3.125%	19/Mar/26	—	428	427	454
July 2025 Notes	01/Apr/03	CEMEX Materials LLC	Dollar	150	7.70%	21/Jul/25	—	150	152	152
Other notes payable									20	26

									$4,160	5,357

1
As of December 31, 2021, after closing the 2021 Credit Agreement, these issued notes are fully and unconditionally guaranteed by CEMEX Concretos, S.A. de C.V., CEMEX Operaciones México, S.A. de C.V., Cemex Innovation Holding Ltd. and CEMEX Corp.

2	Presented net of all notes repurchased by CEMEX. As of December 31, 2022, all repurchased notes have been canceled.
3
During 2022, pursuant to tender offers and other market transactions, CEMEX partially repurchased different series of its notes for an aggregate notional amount of $1,172. The difference between the amount paid for such notes and the notional amount redeemed, net of transactional costs, generated a repurchase gain of $104, recognized in the statement of operations for the year.

Schedule of Consolidated Long-Term Debt
The maturities of consolidated long-term debt as of December 31, 2022, were as follows:

	Bank loans	Notes payable	Total
2024	$379	6	385
2025	1,280	156	1,436
2026	1,056	433	1,489
2027	45	999	1,044
2028 and thereafter	—	2,566	2,566

	$2,760	4,160	6,920

Schedule of Lines of Credit
As of December 31, 2022, CEMEX had the following lines of credit, of which, the only committed portion refers to the revolving credit facility under the 2021 Credit Agreement, at annual interest rates ranging between 3.38% and 5.65%, depending on the negotiated currency:

	Lines of credit	Available
Other lines of credit in foreign subsidiaries 1	$364	204
Other lines of credit from banks 1	556	356
Revolving credit facility 2021 Credit Agreement	1,750	1,450

	$2,670	2,010

1	Uncommitted amounts subject to the banks’ availability.

Summary of Consolidated Financial Ratios
As of December 31, 2022, 2021 and 2020, under the 2021 Credit Agreement and the 2017 Facilities Agreement, as applicable, the main consolidated financial ratios were as follows:

Consolidated financial ratios		Refers to the compliance limits and calculations that were effective on each date
		2022	2021	2020
Leverage ratio	Limit	<=3.75	<=3.75	<=6.25
	Calculation	2.84	2.73	4.07

Coverage ratio	Limit	>=2.75	>=2.75	>=1.75
	Calculation	6.27	5.99	3.82

Summary of Other Financial Obligations
As of December 31, 2022 and 2021, other financial obligations in the consolidated statement of financial position were detailed as follows:

	2022			2021
	Current	Non-current	Total	Current	Non-current	Total
I. Leases	$258	918	1,176	$265	911	1,176
II. Liabilities secured with accounts receivable	678	—	678	602	—	602

	$936	918	1,854	$867	911	1,778

I.	Leases (notes 2.7, 8.1, 15.2 and 24.1)
CEMEX has several operating and administrative assets under lease contracts (note 15.2). As mentioned in note 2.7, CEMEX applies the recognition exemption for short-term leases and leases of low-value
assets. Changes in the balance of lease financial liabilities during 2022, 2021 and 2020 were as follows:

	2022	2021	2020
Lease financial liability at beginning of year	$1,176	1,260	1,306
Additions from new leases	296	227	213
Reductions from payments	(276)	(313)	(276)
Cancellations and liability remeasurements	7	27	(9)
Foreign currency translation and accretion effects	(27)	(25)	26

Lease financial liability at end of year	$1,176	1,176	1,260

Detailed Information about In Lease Liabilities	Changes in the balance of lease financial liabilities during 2022, 2021 and 2020 were as follows:

	2022	2021	2020
Lease financial liability at beginning of year	$1,176	1,260	1,306
Additions from new leases	296	227	213
Reductions from payments	(276)	(313)	(276)
Cancellations and liability remeasurements	7	27	(9)
Foreign currency translation and accretion effects	(27)	(25)	26

Lease financial liability at end of year	$1,176	1,176	1,260

Summary of Disclosure Detail Of Financial Lease Liabilities	As of December 31, 2022, the maturities of non-current lease financial liabilities are as follows:

Total
2024	$194
2025	151
2026	109
2027	81
2028 and thereafter	383

$918

Summary of Carrying Amounts and Fair Value of Financial Instruments
As of December 31, 2022 and 2021, the carrying amounts of financial assets and liabilities and their respective fair values were as follows:

	2022		2021
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Derivative financial instruments (notes 14.2 and 17.4)	$57	57	$22	22
Other investments and non-current accounts receivable (note 14.2)	236	236	221	221

	$293	293	$243	243

Financial liabilities
Long-term debt (note 17.1)	$6,920	6,517	$7,306	7,629
Other financial obligations (note 17.2)	918	788	911	919
Derivative financial instruments (notes 17.4 and 18.2)	2	2	30	30

	$7,840	7,307	$8,247	8,578

Summary of Fair Value of Derivative Financial Instruments at Fair Value Hierarchy
As of December 31, 2022 and 2021, assets and liabilities carried at fair value in the consolidated statements of financial position are included in the following fair value hierarchy categories (note 2.7):

2022	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments (notes 14.2 and 17.4)	$—	57	—	57
Investments in strategic equity securities (note 14.2)	5	—	—	5
Other investments at fair value through earnings (note 14.2)	—	3	—	3

	$5	60	—	65

Liabilities measured at fair value
Derivative financial instruments (notes 17.4 and 18.2)	$—	2	—	2

2021	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments (notes 14.2 and 17.4)	$—	22	—	22
Investments in strategic equity securities (note 14.2)	14	—	—	14
Other investments at fair value through earnings (note 14.2)	—	3	—	3

	$14	25	—	39

Liabilities measured at fair value
Derivative financial instruments (notes 17.4 and 18.2)	$—	30	—	30

Summary of Derivative Financial Instruments
As of December 31, 2022 and 2021, the notional amounts and fair values of CEMEX’s derivative instruments were as follows:

	2022		2021
	Notional amount	Fair value	Notional amount	Fair value
I. Net investment hedges	$837	(48)	1,511	3
II. Interest rate swaps	1,018	54	1,005	(18)
III. Fuel price hedging	136	8	145	30
IV. Foreign exchange options	500	18	250	6

	$2,491	32	2,911	21

Summary of Consolidated Net Monetary Assets (Liabilities) by Currency
As of December 31, 2022 and 2021, CEMEX’s consolidated net monetary assets (liabilities) by currency are as follows:

	2022
	Mexico	United States	EMEAA	SCA&C	Others 1	Total
Monetary assets	$960	650	1,315	204	—	3,129
Monetary liabilities	1,951	2,559	2,887	519	7,174	15,090

Net monetary assets (liabilities)	$(991)	(1,909)	(1,572)	(315)	(7,174)	(11,961)

Out of which:
Dollars	$8	(1,909)	12	(42)	(5,633)	(7,564)
Pesos	(999)	—	—	—	(72)	(1,071)
Euros	—	—	(632)	—	(1,183)	(1,815)
Pounds	—	—	(931)	—	171	(760)
Other currencies	—	—	(21)	(273)	(457)	(751)

	$(991)	(1,909)	(1,572)	(315)	(7,174)	(11,961)

	2021
	Mexico	United States	EMEAA	SCA&C	Others 1	Total
Monetary assets	$873	605	1,255	262	193	3,188
Monetary liabilities	1,644	2,701	3,279	659	7,544	15,827

Net monetary assets (liabilities)	$(771)	(2,096)	(2,024)	(397)	(7,351)	(12,639)

Out of which:
Dollars	$(166)	(2,096)	23	(87)	(6,254)	(8,580)
Pesos	(601)	—	—	—	(17)	(618)
Euros	—	—	(762)	1	(384)	(1,145)
Pounds	—	—	(1,191)	—	28	(1,163)
Other currencies	(4)	—	(94)	(311)	(724)	(1,133)

	$(771)	(2,096)	(2,024)	(397)	(7,351)	(12,639)

1	Includes the Parent Company, CEMEX’s financing subsidiaries, among other entities.